As filed with the Securities and Exchange Commission on October 23, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: February 28

Date of reporting period: March 1, 2020 – August 31, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

JAGUAR GLOBAL PROPERTY FUND

Semi-Annual Report
August 31, 2020
(Unaudited)

JAGUAR GLOBAL PROPERTY FUND
SCHEDULE OF INVESTMENTS
August 31, 2020

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of August 31, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 and Level 2 values displayed in this table are Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.
Shares Security Description Value
Common Stock - 97.1%
Australia - 3.4%
85,100 Mirvac Group REIT $ 132,435
133,700 Vicinity Centres Re, Ltd. REIT 142,492
274,927
Belgium - 3.1%
787 VGP NV 113,827
3,814 Warehouses de Pauw CVA REIT 134,723
248,550
China - 4.0%
49,000 China Overseas Land & Investment, Ltd. 141,938
38,000 China Resources Land, Ltd. 175,776
317,714
France - 1.6%
670 Gecina SA REIT 92,108
2,120 Klepierre SA REIT 34,887
126,995
Germany - 6.6%
4,930 ADO Properties SA
(a)(b)
151,552
5,202 Vonovia SE 372,468
524,020
Hong Kong - 6.6%
79,000 Hang Lung Properties, Ltd. 222,723
59,797 Kerry Properties, Ltd. 155,468
29,204 New World Development Co., Ltd. 151,669
529,860
Japan - 7.5%
8,000 Mitsui Fudosan Co., Ltd. 145,022
49 Nippon Prologis REIT, Inc. 160,534
6,000 Sumitomo Realty & Development Co., Ltd. 177,369
26,200 Tokyu Fudosan Holdings Corp. 112,800
595,725
Netherlands - 0.2%
370 Unibail-Rodamco-Westfield REIT 17,291
Singapore - 2.8%
33,000 Ascendas Real Estate Investment Trust
REIT 80,526
29,000 UOL Group, Ltd. 140,039
220,565
Spain - 1.5%
6,680 Arima Real Estate SOCIMI SA REIT
(b)
71,744
5,635 Merlin Properties Socimi SA REIT 50,569
122,313
Sweden - 1.1%
7,220 Fabege AB 87,936
United Kingdom - 4.6%
11,564 Great Portland Estates PLC REIT 93,305
37,144 Primary Health Properties PLC REIT 75,670
8,490 The UNITE Group PLC REIT 109,802
28,667 Urban & Civic PLC 88,329
367,106
United States - 54.1%
4,150 Agree Realty Corp. REIT 277,718
10,530 American Homes 4 Rent, Class A REIT 301,579
7,940 Americold Realty Trust REIT 304,499
1,380 Boston Properties, Inc. REIT 119,881
6,740 CareTrust REIT, Inc. 130,554
4,437 Cousins Properties, Inc. REIT 132,444
3,110 CyrusOne, Inc. REIT 259,778
4,320 Douglas Emmett, Inc. REIT 120,614
250 Equinix, Inc. REIT 197,445
2,750 Equity LifeStyle Properties, Inc. REIT 182,297
3,830 Equity Residential REIT 216,203
2,010 Extra Space Storage, Inc. REIT 214,165
Shares Security Description Value
United States - 54.1% (continued)
4,710 Healthcare Realty Trust, Inc. REIT $ 135,884
1,200 Life Storage, Inc. REIT 126,516
3,310 Mid-America Apartment Communities,
Inc. REIT 387,667
1,820 National Health Investors, Inc. REIT 113,295
2,210 Prologis, Inc. REIT 225,111
5,105 Regency Centers Corp. REIT 202,720
380 SBA Communications Corp. REIT 116,307
1,530 Simon Property Group, Inc. REIT 103,811
720 Sun Communities, Inc. REIT 107,338
5,680 Terreno Realty Corp. REIT 338,755
4,314,581
Total Common Stock (Cost $7,329,403) 7,747,583
Investments, at value - 97.1% (Cost $7,329,403) $ 7,747,583
Other Assets & Liabilities, Net - 2.9% 228,074
Net Assets - 100.0% $ 7,975,657
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Security exempt from registration under Rule 144A under the Securities
Act of 1933. At the period end, the value of these securities amounted to $151,552 or 1.9% of net assets.
(b) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 7,747,583
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 7,747,583
PORTFOLIO HOLDINGS
% of Total Net Assets
Australia 3.4%
Belgium 3.1%
China 4.0%
France 1.6%
Germany 6.6%
Hong Kong 6.6%
Japan 7.5%
Netherlands 0.2%
Singapore 2.8%
Spain 1.5%
Sweden 1.1%
United Kingdom 4.6%
United States 54.1%
Other Assets & Liabilities, Net 2.9%
100.0%

JAGUAR GLOBAL PROPERTY FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2020

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $7,329,403) $ 7,747,583
Cash 233,017
Foreign currency (Cost $473) 476
Receivables:
Dividends and interest 8,001
From investment adviser 10,541
Prepaid expenses 8,605
Total Assets
8,008,223
LIABILITIES
Payables:
Fund shares redeemed 3,015
Accrued Liabilities:
Trustees’ fees and expenses 133
Fund services fees 7,153
Other expenses 22,265
Total Liabilities
32,566
NET ASSETS
$ 7,975,657
COMPONENTS OF NET ASSETS
Paid-in capital $ 8,472,571
Distributable earnings (496,914)
NET ASSETS
$ 7,975,657
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 815,809
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 9.78
*
Shares redeemed or exchanged within 90 days of purchase are charged a 1.50% redemption fee.

JAGUAR GLOBAL PROPERTY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 2020

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $3,851) $ 122,755
Interest income 300
Total Investment Income
123,055
EXPENSES
Investment adviser fees 27,711
Fund services fees 51,424
Custodian fees 4,963
Registration fees 5,702
Professional fees 16,936
Trustees' fees and expenses 2,462
Other expenses 21,995
Total Expenses 131,193
Fees waived and expenses reimbursed
(97,940)
Net Expenses
33,253
NET INVESTMENT INCOME
89,802
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Investments
(834,148)
Foreign currency transactions
(2)
Net realized loss
(834,150)
Net change in unrealized appreciation (depreciation) on:
Investments
50,149
Foreign currency translations
736
Net change in unrealized appreciation (depreciation)
50,885
NET REALIZED AND UNREALIZED LOSS
(783,265)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (693,463)

JAGUAR GLOBAL PROPERTY FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
August 31, 2020
For the Year
Ended
February 29, 2020
OPERATIONS
Net investment income $ 89,802 $ 189,999
Net realized gain (loss) (834,150) 195,041
Net change in unrealized appreciation (depreciation) 50,885 15,772
Increase (Decrease) in Net Assets Resulting from Operations
(693,463) 400,812
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (477,230)
CAPITAL SHARE TRANSACTIONS
Sale of shares 398,290 676,292
Reinvestment of distributions – 468,871
Redemption of shares
(139,044) (922,240)
Redemption fees
– 8
Increase in Net Assets from Capital Share Transactions
259,246 222,931
Increase (Decrease) in Net Assets
(434,217) 146,513
NET ASSETS
Beginning of Period
8,409,874 8,263,361
End of Period
$ 7,975,657 $ 8,409,874
SHARE TRANSACTIONS
Sale of shares 42,570 59,724
Reinvestment of distributions – 41,976
Redemption of shares
(15,263) (80,545)
Increase in Shares
27,307 21,155

JAGUAR GLOBAL PROPERTY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
August 31, 2020
For the Year Ended
February 29, 2020
For the Years Ended February 28,
December 16,
2016 (a)
Through
February 28,
2017 2019 2018
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 10.67 $ 10.77 $ 10.24 $ 10.40 $ 10.00
INVESTMENT OPERATIONS
Net investment income (b) 0.11 0.25 0.31 0.20 0.04
Net realized and unrealized gain (loss)
(1.00) 0.30 0.55 0.25(c) 0.40
Total from Investment Operations
(0.89) 0.55 0.86 0.45 0.44
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.30) (0.26) (0.60) (0.04)
Net realized gain
– (0.35) (0.07) (0.01) –
Total Distributions to Shareholders
– (0.65) (0.33) (0.61) (0.04)
REDEMPTION FEES(b)
– 0.00(d) 0.00(d) – –
NET ASSET VALUE, End of Period
$ 9.78 $ 10.67 $ 10.77 $ 10.24 $ 10.40
TOTAL RETURN
(8.34)%(e) 4.83%(f) 8.70% 4.02% 4.37%(e)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 7,976 $ 8,410 $ 8,263 $ 7,182 $ 750
Ratios to Average Net Assets:
Net investment income 2.45%(g) 2.20% 2.92% 1.91% 1.98%(g)
Net expenses 0.90%(g) 0.90% 0.90% 0.98% 1.00%(g)
Gross expenses (h) 3.57%(g) 2.97% 3.15% 17.15% 33.40%(g)
PORTFOLIO TURNOVER RATE 17%(e) 44% 21% 27% 17%(e)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Per share amount does not accord with the amount reported in the Statement of Operations due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(d) Less than $0.01 per share.
(e) Not annualized.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) Annualized.
(h) Reflects the expense ratio excluding any waivers and/or reimbursements.

JAGUAR GLOBAL PROPERTY FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2020

Organization
The Jaguar Global Property Fund (the “Fund”) is a non-diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 16, 2016. The Fund currently offers one class of shares:
Institutional Shares. The Fund seeks to generate maximum total return through current income and capital appreciation by investing in real estate-related and equity-linked securities internationally. Prior to January 1, 2019, the Fund was named NWS Global Property
Fund.
Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s
Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities

JAGUAR GLOBAL PROPERTY FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2020

valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of August 31, 2020, for the Fund’s investments is included in the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund will file a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of August 31, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
REITs – The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in the Fund’s annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax.

JAGUAR GLOBAL PROPERTY FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2020

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 90 days of purchase will incur a redemption fee of 1.50%
of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The
Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Fees and Expenses
Investment Adviser – Jaguar Listed Property LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution
(12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration,
LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund.
The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer
and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse the Fund’s expenses to limit total annual fund operating expenses
(excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.90%, through June 30, 2021 for the Fund. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended
August 31, 2020, fees waived and/or reimbursed expenses were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of ( i ) the then-current
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 27,711 $ 64,296 $ 5,933 $ 97,940

JAGUAR GLOBAL PROPERTY FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2020

expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of August 31, 2020, $420,752 is subject to recapture by the Adviser for the Fund.
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended August 31, 2020, were as follows:
Federal Income Tax
As of August 31, 2020, the cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:
As of February 29, 2020, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to investments in passive foreign investment companies (“PFIC”), REITS and wash sales.
For tax purposes, the prior year post-October loss was $95,128 for the Fund (realized during the period November 1, 2019 through
February 29, 2020) and the prior year deferred late year ordinary loss was $3,627. This loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year, March 1, 2020.
Subsequent Events
The global outbreak of the COVID-19 virus has caused negative effects on many companies, sectors, countries, regions, and financial markets in general, and uncertainty exists as to its long-term implications. The effects of the pandemic may adversely impact the Fund's assets and performance. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Purchases Sales
$ 1,680,294 $ 1,225,138
Gross Unrealized Appreciation $ 1,161,165
Gross Unrealized Depreciation (742,985)
Net Unrealized Appreciation $ 418,180
Capital and Other Losses
$ (98,755)
Net Unrealized Appreciation
295,304
Total
$ 196,549

JAGUAR GLOBAL PROPERTY FUND
ADDITIONAL INFORMATION
August 31, 2020

Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (844) 218-5182 and on the U.S. Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June
30 is available, without charge and upon request, by calling (844) 218-5182 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1,
2020 through August 31, 2020.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account Value
March 1, 2020
Ending
Account Value
August 31, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Institutional Shares
Actual $ 1,000.00 $ 916.60 $ 4.35 0.90%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.70 $ 4.58 0.90%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

JAGUAR GLOBAL PROPERTY FUND
FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(844) 218-5182 (toll free)
INVESTMENT ADVISER
Jaguar Listed Property LLC
390 Park Avenue, 4th Floor
New York, NY 10022
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
231-SAR-0820

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	October 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	October 23, 2020

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	October 23, 2020